SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member] $ in Thousands	Jul. 10, 2017 USD ($)
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 2,380
Beijing Shuanghe Technology Company Limited [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%